COLUMBIA FUNDS SERIES TRUST I

Columbia Federal Securities Fund

(the “Fund”)

Supplement dated June 19, 2009 to the Prospectuses dated January 1, 2009

Effective June 19, 2009, the last sentence of the first paragraph of the section of the prospectus entitled “Principal Investment Strategies” is revised as follows:

Under normal circumstances, the Fund’s duration will be between one and ten years.

Shareholders should retain this supplement for future reference.

INT-47/18138-0609

COLUMBIA FUNDS SERIES TRUST I

Columbia Income Fund

(the “Fund”)

Supplement dated June 19, 2009 to the Prospectuses dated August 1, 2008 and the Statement of

Additional Information (the “SAI”), dated August 1, 2008, as revised September 30, 2008

Effective June 19, 2009, the Fund has changed its performance benchmarks to the Barclays Capital U.S. Credit Bond Index, the Fund’s primary benchmark, and a “Blended Benchmark”, a weighted custom composite established by Columbia Management Advisors, LLC (the “Advisor”), consisting of the Barclays Capital U.S. Credit Bond Index and the JP Morgan Global High Yield Index. Prior to June 19, 2009, the Barclays Capital U.S. Intermediate Government/Credit Bond Index and the Barclays Capital U.S. Intermediate Credit Bond Index were the Fund’s benchmarks. Accordingly, the Fund’s prospectuses and SAI are revised and supplemented as follows:

1)	In the Fund’s Prospectuses, references to the Fund’s benchmarks in the “FUNDimensions” information table are deleted and replaced in their entirety with the following:

Barclays Capital U.S. Credit Bond Index

Blended Benchmark*

* A weighted custom composite of the Barclays Capital U.S. Credit Bond Index (85%) and JP Morgan Global High Yield Index (15%) established by the Advisor.

2)	In the Fund’s Prospectuses, the last sentence of the first paragraph in the section entitled “Principal Investment Strategies” is revised to reflect the duration of the new benchmarks and replaced in its entirety as follows:

Under normal circumstances, the Fund’s average effective duration will be between three and ten years.

3)	Within the paragraph that appears under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information,” in the prospectuses for all share classes, the last three sentences are deleted and replaced in their entirety with the following:

The table compares the Fund’s returns for each period with those of the Fund’s primary benchmark, the Barclays Capital U.S. Credit Bond Index, an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures, and a Blended Benchmark*, a weighted custom composite, established by the Fund’s Advisor, consisting of the Barclays Capital U.S. Credit Bond Index and the JP Morgan Global High Yield Index. The JP Morgan Global High Yield Index is an index designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues. Prior to June 19, 2009, the

Fund’s benchmarks were the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which tracks the performance of intermediate term U.S. Government and corporate bonds, and the Barclays Capital U.S. Intermediate Credit Bond Index, which is the intermediate component of the U.S. Credit Index, an index that tracks publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Fund changed its benchmarks effective June 19, 2009 because the Advisor believes that the Barclays Capital U.S. Credit Bond Index and the Blended Benchmark are more fully representative of the portfolio components in which the Fund invests. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the Barclays Capital U.S. Credit Bond Index and Blended Benchmark, as well as the Fund’s prior benchmarks, the Barclays Capital U.S. Intermediate Government/Credit Bond Index and Barclays Capital U.S. Intermediate Credit Bond Index. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

* A weighted custom composite of the Barclays Capital U.S. Credit Bond Index (85%) and JP Morgan Global High Yield Index (15%) established by the Advisor.

4)	In the Fund’s Prospectuses, the following lines are added to the table under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information”:

	1 year	5 years	10 years
Barclays Capital U.S. Credit Bond Index (reflects no deductions for fees, expenses or taxes)	5.11%	4.84%	6.05%
Blended Benchmark* (reflects no deductions for fees, expenses or taxes)	4.79%	5.75%	6.06%

* A weighted custom composite of the Barclays Capital U.S. Credit Bond Index (85%) and JP Morgan Global High Yield Index (15%) established by the Advisor.

5)	In the Fund’s SAI, reference to the Fund’s “Primary Benchmark(s)”, in the table under the heading “Performance Benchmarks”, in the subsection “The Advisor and Investment Advisory Services”, within the section “Investment Advisory and Other Services”, and all other references to the Fund’s benchmark, are deleted and replaced in their entirety with the following:

Barclays Capital U.S. Credit Bond Index

Blended Benchmark*

* A weighted custom composite of the Barclays Capital U.S. Credit Bond Index (85%) and JP Morgan Global High Yield Index (15%) established by the Advisor.

Shareholders should retain this Supplement for future reference.

INT-47/17107-0609

COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Income Fund

(the “Fund”)

Supplement dated June 19, 2009 to the Prospectuses and

Statement of Additional Information (the “SAI”), each dated October 1, 2008

Effective June 19, 2009, the Fund’s performance benchmarks are the Barclays Capital U.S. Government/Credit Bond Index, the Fund’s primary benchmark, and a “Blended Benchmark”, a weighted custom composite established by Columbia Management Advisors, LLC (the “Advisor”), consisting of the Barclays Capital U.S. Aggregate Bond Index, the JP Morgan Global High Yield Index, the Citigroup Non-U.S. World Government Bond Index – Unhedged and the JP Morgan Emerging Markets Bond Index – Global Diversified (the “JP Morgan EMBI Global Diversified Index”). Prior to June 19, 2009, the Barclays Capital U.S. Government/Credit Bond Index was the Fund’s sole benchmark. Accordingly, the Fund’s prospectuses and SAI are revised and supplemented as follows:

1)	In the Fund’s Prospectuses, reference to the Fund’s benchmark in the “FUNDimensions” information table is amended to reference both of the following benchmarks:

Barclays Capital U.S. Government/Credit Bond Index

Blended Benchmark*

* A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JP Morgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JP Morgan EMBI Global Diversified Index.

2)	In the Fund’s Prospectuses, the last two sentences of the paragraph under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information,” are revised and replaced in their entirety as follows:

The table compares the Fund’s returns for each period with those of the Fund’s primary benchmark, the Barclays Capital U.S. Government/Credit Bond Index, an index which tracks the performance of U.S. government and corporate bonds rated investment grade or better with maturities of at least one year, and a Blended Benchmark*, which is a weighted custom composite, established by the Fund’s Advisor, consisting of the Barclays Capital U.S. Aggregate Bond Index, the JP Morgan Global High Yield Index, the Citigroup Non-U.S. World Government Bond Index – Unhedged and the JP Morgan EMBI Global Diversified Index. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar denominated, and nonconvertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JP Morgan Global High Yield Index is an index designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index – Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer, with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JP Morgan EMBI Global Diversified Index is a uniquely weighted index that tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign entities including Brady bonds, Eurobonds and quasi-sovereign entities, while limiting exposure to any one country. Prior to June 19, 2009, the Barclays Capital U.S. Government/Credit Bond Index was the Fund’s sole benchmark. The Fund added the Blended Benchmark effective June 19, 2009 because the Advisor believes that the addition of the Blended Benchmark as a performance comparison is more fully representative of the portfolio components in which the Fund invests than the Barclays Capital U.S. Government/Credit Bond Index alone. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the Barclays Capital U.S. Government/Credit Bond Index and the Blended Benchmark. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

* A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JP Morgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JP Morgan EMBI Global Diversified Index.

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3)	In the Fund’s Prospectuses, the following line is added to the table under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information”:

	1 year	5 years	10 years
Blended Benchmark* (reflects no deductions for fees, expenses or taxes)	6.14%	8.43%	6.82%

* A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JP Morgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JP Morgan EMBI Global Diversified Index.

4)	In the Fund’s SAI, reference to the Fund’s “Primary Benchmark(s)”, in the table under the heading “Performance Benchmarks”, in the subsection “The Advisor and Investment Advisory Services”, within the section “Investment Advisory and Other Services”, and all other references to the Fund’s benchmark, are amended to reference both of the following benchmarks:

Barclays Capital U.S. Government/Credit Bond Index

Blended Benchmark*

* A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JP Morgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JP Morgan EMBI Global Diversified Index.

Shareholders should retain this Supplement for future reference.

INT-47/18232-0609

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